OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

9.   OTHER ASSETS

A)    Other Current Assets

	As at	As at
	December 31,	December 31,
	2019	2018
Federal, provincial and other sales taxes receivable	$78,841	$93,294
Prepaid expenses	70,986	55,146
Financial asset at FVTPL (i)	9,119	—
Other	20,272	17,384
Total other current assets	$179,218	$165,824

Note:

(i)

During the year, the Company purchased a $25.0 million financial asset which is classified as FVTPL. A realized gain on partial disposition of the asset and a mark-to-market adjustment on the remaining asset totaling $19.9 million was recognized in the other income line item in the consolidated statements of income (loss) for the year (see to Note 22).

B)    Other Assets

	As at	As at
	December 31,	December 31,
	2019	2018
Non-current ore in stockpiles and on leach pads	$145,675	$116,762
Non-current prepaid expenses	18,035	13,736
Non-current other receivables	18,918	5,101
Other	2,240	2,698
Total other assets	$184,868	$138,297